Fair Value Measurements (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Assets measured on recurring basis
Short-term deposits	$ 3,087	¥ 20,000	¥ 239,466
Recurring Basis
Assets measured on recurring basis
Cash equivalents		297,500	196,810
Short-term deposits		20,000	239,466
Available-for-sale securities		341,348	15,715
Recurring Basis | Significant other observable inputs (Level 2)
Assets measured on recurring basis
Cash equivalents		297,500	196,810
Short-term deposits		20,000	239,466
Available-for-sale securities		¥ 341,348	¥ 15,715